Prepayments and Other Current Assets (Details) ¥ in Thousands, $ in Millions		3 Months Ended	12 Months Ended	38 Months Ended
		Nov. 30, 2023 USD ($)	Mar. 31, 2025 CNY (¥)	May 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Prepayments and Other Current Assets [Line Items]
Aggregate principal amount				¥ 16,200
Loan receivables	[1]		¥ 4,532		¥ 5,391
Deposit (in Dollars) | $		$ 4.1
Maturity Dates [Member]
Prepayments and Other Current Assets [Line Items]
Loans maturity dates			July 2023 to May 2026
Minimum [Member]
Prepayments and Other Current Assets [Line Items]
Interest rates			0.00%
Maximum [Member]
Prepayments and Other Current Assets [Line Items]
Interest rates			4.00%

[1]	The balance represents loan receivables due from certain third-party companies and individuals. From April 2022 to March 2025, the Company entered into several loan agreements with aggregate principal amount of RMB16.2 million. The maturity dates of these loans are from July 2023 to May 2026. The interest rates ranged from 0% to 4% per annum. As of March 31, 2024 and 2025, the balances of loan receivables were RMB5.4 million and RMB4.5 million, respectively.